Finance Income and Expenses	12 Months Ended
Dec. 31, 2023
Finance Income And Expenses
Finance Income and Expenses
29.
FINANCE INCOME AND EXPENSES

	2023	2022	2021
FINANCE INCOME
Income from financial investments	452	468	242
Interest on sale of energy	286	337	460
Foreign exchange variations – Itaipu	7	17	-
Foreign exchange variations - loans and debentures	277	338	-
Monetary variations	163	108	68
Monetary variations – CVA	76	185	64
Monetary updating of escrow deposits	82	82	29
PIS/Pasep and Cofins charged on finance income (1)	(197)	(117)	(124)
Gains on financial instruments – Swap	-	-
Prepayment rents	4	5	-
Borrowing costs paid by related parties	-	-	2
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (2)	-	-	20
Others	122	77	83

	1,272	1,500	844

FINANCE EXPENSES
Charges on loans and debentures (Note 21)	(1,013)	(928)	(1,147)
Cost of debt – amortization of transaction cost	(14)	(7)	(20)
Foreign exchange variations - loans and financing	-	-	(353)
Premium on repurchase of debt securities (Eurobonds)	-	(47)	(491)
Foreign exchange variations – Itaipu	-	-	(27)
Monetary updating – loans and debentures	(148)	(167)	(331)
Charges and monetary updating on post-employment obligations	(20)	(40)	(70)
Loss on financial instruments – Swap	(177)	(438)	(538)
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (2)	(41)	(1,294)	-
Monetary updating – onerous concessions			(8)
Monetary updating – Lease liabilities	(35)	(27)	(25)
Financial expenses (R&D and PEE)	(38)	(38)
Others	(165)	(80)	(86)

	(1,651)	(3,066)	(3,096)

NET FINANCE INCOME (EXPENSES)	(379)	(1,566)	(2,252)

(1)
PIS/Pasep and Cofins expenses are levied on financial income and interest on own capital.
(2)
The interest of the tax credits related to PIS/Pasep and Cofins, arising from the exclusion of ICMS from its calculation basis, and the liability to be refunded to consumers is presented by net value. With the offsetting of the credits, the liability to be refunded to consumers exceeded the value of the credits to be received, generating a net financial expense.
(3)
This includes inflation correction, in the amount of R$14, on the court escrow deposits received by the Company as ordered in the arbitration proceedings. More details in note 24 – Provision: Dispute on billing of electricity.

Accounting policy

Finance income is mainly comprised of interest income on financial investments and interest of overdue invoices. Interest income is recognized using the effective interest method.

Finance expenses include interest expense on borrowings, and foreign exchange and monetary adjustments on borrowing costs of debt, financings and debentures. They also include the negative change in fair value on other financial assets and liabilities. Interest expense on the Company’s borrowings that is not capitalized is recognized in the Statement of income using the effective interest method.